Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Provision for Loan Losses	$ 1,871	$ 1,787
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	500	501
Deferred Tax Assets, Purchase Price Adjustment	1,458	1,581
Deferred Tax Assets, Other	292	277
Deferred Tax Assets, Foreclosed real estate	48	183
Deferred Tax Assets, Operating Loss Carryforwards		263
Deferred Tax Assets, Gross, Total	4,169	4,592
Deferred Tax Liabilities, Property, Plant and Equipment	334	282
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	213	264
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	1,443	1,716
Deferred Tax Liabilities, Gross, Total	1,990	2,262
Deferred Tax Assets, Net, Total	$ 2,179	$ 2,330